Deferred revenue - Rollforward (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Deferred revenue
Balance at beginning of year	¥ 2,692,513
Balance at end of year	2,842,265	$ 433,815	¥ 2,692,513
Payments made by customers prior to completion of cord blood processing services
Deferred revenue
Balance at beginning of year	99,506
Credited to income from prior year's balance	(61,332)	(9,361)
Balance at end of year	124,346	18,979	99,506
Unearned storage fees
Deferred revenue
Balance at beginning of year	2,593,007	395,770	2,384,676	¥ 2,112,195
Deferred revenue arose during the year	617,796	94,295	660,001	658,262
Credited to income from prior year's balance	(303,245)	(46,284)	(276,234)	(238,181)
Credited to income from deferred revenue arose during the year	(189,639)	(28,945)	(175,436)	(147,600)
Balance at end of year	¥ 2,717,919	$ 414,836	¥ 2,593,007	¥ 2,384,676